Nonconsolidated Partially-Owned Affiliates Summarized Balance Sheet Data (Detail) - Equity Method Investments - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Equity Method Investments, Summarized Balance Sheet Information [Line Items]
Current Assets	$ 7,083	$ 4,365
Noncurrent assets	3,294	1,822
Total assets	10,377	6,187
Current liabilities	6,268	3,318
Noncurrent liabilities	604	570
Noncontrolling interests	20	10
Shareholders' equity	3,485	2,289
Total liabilities and shareholders' equity	$ 10,377	$ 6,187